Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,614,119.66
Previously Paid Amount	0.00
Total Fee Amount	2,156.31
Total Offset Amount	0.00
Net Fee	$ 2,156.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A